Stock-based compensation (Details 1) (USD $)	12 Months Ended
Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, Outstanding	$ 0
Stock Option Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance	135,112
Number of options, Forfeited	3,875
Number of options Outstanding, Ending Balance	131,237
Number of Options, Exercisable	131,237
Weighted average exercise price Outstanding, Beginning Balance	$ 11.41
Weighted average exercise price, Forfeited	$ 5.52
Weighted average exercise price Outstanding, Ending Balance	$ 11.59
Weighted average exercise price, Exercisable	$ 11.59
Weighted average remaining contractual term, Outstanding	2 years 6 months
Weighted average remaining contractual term, Exercisable	2 years 6 months
Aggregate intrinsic value, Exercisable	$ 0